Estimates Benefit for postreirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated benefit payments for domestic and foreign pension plans
2013	$ 26,304
2014	23,184
2015	24,444
2016	27,197
2017	28,552
2018 - 2022	151,233
U.S. Other Postretirement Benefits [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	2,562
2014	2,594
2015	2,621
2016	2,633
2017	2,675
2018 - 2022	13,207
Non-U.S. Other Postretirement Benefits [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	634
2014	630
2015	634
2016	659
2017	677
2018 - 2022	4,248
Other Postretirement Benefit Plans, Defined Benefit [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	3,196
2014	3,224
2015	3,255
2016	3,292
2017	3,352
2018 - 2022	$ 17,455